Share-Based Compensation - Additional Information (Detail)					1 Months Ended			12 Months Ended
	Jun. 06, 2017 $ / shares shares	Aug. 06, 2016 CNY (¥) shares	Dec. 07, 2015	Dec. 08, 2010 USD ($) $ / shares shares	Jan. 31, 2019 shares	Sep. 04, 2018 shares	Jan. 24, 2018 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2016 shares	Aug. 06, 2016 USD ($)	Nov. 30, 2015 shares	Dec. 31, 2013 shares	Sep. 30, 2011 shares	Dec. 31, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares								2,000,000			1,000,000			2,000,000
Ordinary shares, par value | $ / shares											$ 0.01			$ 0.01
Number of options exercised	6,328,535							0	0
Number of options canceled	10,806,665				15,000,000	4,700,000		1,500,000	1,500,000
Share options granted								2,500,000	2,500,000
Incremental compensation cost recognized										¥ 33,000,000	$ 4,800,000
Share-based compensation								¥ 3,898,328	$ 566,988	¥ 38,029,713		¥ 28,051,735
Equity granted						30,000,000
Shares vested period							36 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	10,806,665				15,000,000	4,700,000		1,500,000	1,500,000
Zhu Jun [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled					7,500,000					5,000,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					7,500,000					5,000,000	5,000,000
DirectorsOficers and consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled						6,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						6,200,000
Ordinary granted to Incsight Limited (''Incsight'')
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation									$ 0	¥ 500,000		1,900,000
Equity granted				1,500,000
Stock award term			3 years	5 days
Fair value of equity granted | $ / shares				$ 6.48
Cumulative profit | $				$ 5,000,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when Group achieves breakeven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted				500,000
Ordinary granted to Incsight Limited (''Incsight'') | Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity granted				1,000,000
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Funds required for the development of CrossFire new mobile game		¥ 157,500,000						¥ 157,500,000						$ 22,900,000		$ 22,900,000
2004 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance								100,000,000						100,000,000	34,449,614		14,449,614	6,449,614
Stock options contractual term								5 years	5 years
Options to purchase ordinary share, outstanding shares								2,050,000						2,050,000
Options to purchase ordinary shares, available for future grants								89,956,594						89,956,594
Ordinary shares, par value | $ / shares	$ 0.01
Number of options exercised	6,328,535
Number of options canceled	10,806,665
Stock options, exercise price | $ / shares	$ 0.00
Share-based compensation								¥ 3,900,000	$ 600,000	38,000,000		28,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	10,806,665
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary share, outstanding shares								50,000			0			50,000
Number of options exercised								0	0
Number of options canceled								5,700,000	5,700,000
Fair value of options granted | $ / shares									$ 0.51				$ 0.51
Share options granted								5,750,000	5,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period								5,700,000	5,700,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares									$ 0.51
Unrecognized compensation cost								¥ 7,500,000						$ 1,100,000
Performance Shares | CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted		6,000,000
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares approved for issuance																			22,855,591	13,626,955
Options to purchase ordinary share, outstanding shares								5,111,250			5,476,250			5,111,250
Options to purchase ordinary shares, available for future grants								15,480,087						15,480,087
Number of options exercised								0	0
Number of options canceled								365,000	365,000
Share options granted								0	0
Share-based compensation								¥ 40,000	$ 10,000	¥ 300,000		¥ 400,000
Unrecognized compensation cost								¥ 40,000						$ 10,000
Stock award term								10 years	10 years
Option granted								38,191,879	38,191,879
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant								5 years	5 years
Unrecognized compensation cost, recognition period								2 months 12 days	2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period								365,000	365,000
Stock options and ordinary shares granted by Red 5 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares									$ 0.149
Stock options, exercise price | $ / shares														$ 0.2450
Stock options and ordinary shares granted by Red 5 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted | $ / shares									$ 0.012
Stock options, exercise price | $ / shares														$ 0.0001
Accelerated Vesting Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price | $ / shares	$ 1.86
Accelerated Vesting Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price | $ / shares	$ 1.53
Performance conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options canceled						1,500,000
Share options granted							5,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period						1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						1,500,000
Performance conditions [Member] | Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of Performance Conditions for Vesting of Shares							1,000,000 shares granted will vest upon the success of improvement on the Group's online game business
Performance conditions [Member] | Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of Performance Conditions for Vesting of Shares							1,500,000 shares will vest upon the success of the Group's fund raising.